Financial Assets Held-for-Trading (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets Held-for-Trading
Financial Assets Held-for-Trading

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	400,368	24,906
Central Bank promissory notes	662,190	1,410,080
Other instruments issued by the Chilean Government and Central Bank	254,606	88,486

Other instruments issued in Chile
Bonds from other domestic companies	―	7,532
Bonds from domestic banks	2,070	20,186
Deposits in domestic banks	218,307	100,226
Other instruments issued in Chile	715	1,663

Instruments issued by foreign institutions
Other instruments issued abroad	322	4,446

Mutual fund investments
Funds managed by related companies	—	87,841
Funds managed by third-party	—	―
Total	1,538,578	1,745,366